UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2012

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           ASA Gold and Precious Metals Limited
Address:        400 S. El Camino Real, Suite 710,
                San Mateo, CA 94402-1708


Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rodney D. Yee
Title:  Chief Operating Officer, Chief Financial Officer & Treasurer
Phone:  650-376-3135


Signature, Place, and Date of Signing:

/s/ RODNEY YEE                  SAN MATEO, CA                   AUGUST 8, 2012
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         17

Form 13F Information Table Value Total:         $290,682 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


   COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
   --------                --------    --------   --------        --------          --------    --------            --------
                           TITLE                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER             OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Agnico-Eagle
  Mines Ltd           COM           008474108   13,323     329,300   SH           Sole                     329,300

Barrick Gold
  Corp                COM           067901108   46,963   1,250,000   SH           Sole                   1,250,000

Compania de Minas     Sponsored
  Buenaventura        ADR           204448104   34,524     909,000   SH           Sole                     909,000

Eldorado Gold
  Corp.               COM           284902103    8,008     650,000   SH           Sole                     650,000

ETFS Palladium
  Trust               Sh Ben Int    26923A106    2,293      40,000   SH           Sole                      40,000

ETFS Platinum
  Trust               SH Ben Int    26922V101    1,427      10,000   SH           Sole                      10,000

Freeport-McMoran
  Copper & Gold       COM           35671D857   10,221     300,000   SH           Sole                     300,000

Franco-Nevada
  Corp.               COM           351858105    5,661     125,000   SH           Sole                     125,000

Goldcorp Inc. New     COM           380956409   44,435   1,182,400   SH           Sole                   1,182,400

IAMGOLD Corp          COM           450913108    7,080     600,000   SH           Sole                     600,000

Kinross Gold          COM
  Corp                              496902404   10,799   1,325,000   SH           Sole                   1,325,000

Newmont Mining
  Corp                COM           651639106   25,243     520,368   SH           Sole                     520,368

NovaCopper
  Inc.                COM           66988K102      414     205,861   SH           Sole                     205,861

NovaGold              COM           66987E206    6,522   1,235,168   SH           Sole                   1,235,168
  Res Inc.

Randgold              ADR           752344309   44,528     494,700   SH           Sole                     494,700
  Res Ltd

Royal Gold Inc.       COM           780287108   16,464     210,000   SH           Sole                     210,000

Tahoe Resources
  Inc.                COM           873868103   12,777     923,200   SH           Sole                     923,200